Deutsche Bank Parent Long-Term Debt (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 33,072	€ 40,636
Total long-term debt	134,872	144,998
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	62,053	59,517
Floating rate	30,658	33,142
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,232	9,769
Floating rate	1,858	€ 1,934
Due in 2019 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	20,809
Total long-term debt	46,025
Due in 2019 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,916
Floating rate	8,061
Due in 2019 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	3,239
Floating rate	0
Due in 2020 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	2,206
Total long-term debt	15,563
Due in 2020 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,502
Floating rate	4,540
Due in 2020 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,135
Floating rate	180
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	1,324
Total long-term debt	21,295
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14,632
Floating rate	5,339
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	490
Total long-term debt	10,271
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,227
Floating rate	3,553
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	838
Total long-term debt	10,321
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,960
Floating rate	2,321
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	1,202
Due after 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	7,404
Total long-term debt	31,396
Due after 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,815
Floating rate	6,844
Due after 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,858
Floating rate	€ 476